Finance receivables (Summary of Contractual Maturities) (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Retail Receivables Portfolio Segment
Contractual Maturities [Line Items]
2021	¥ 4,027,784
2022	3,034,099
2023	2,476,975
2024	1,749,643
2025	964,212
Thereafter	542,363
Financing Receivables, Gross , Total	12,795,076
Finance Lease Receivables Portfolio Segment
Contractual Maturities [Line Items]
2021	446,901
2022	335,850
2023	247,378
2024	134,481
2025	48,912
Thereafter	8,801
Financing Receivables, Gross , Total	1,222,323
Wholesale and Other Dealer Loan Receivables Portfolio Segment
Contractual Maturities [Line Items]
2021	2,476,011
2022	308,745
2023	197,597
2024	157,317
2025	107,152
Thereafter	232,791
Financing Receivables, Gross , Total	¥ 3,479,613